Organization and Business Description (Details)	Mar. 07, 2025 EUR (€)
Organization and Business Description [Line Items]
Equivalent of initial capital	€ 25,000
Huhu Deutschland [Member]
Organization and Business Description [Line Items]
Percentage of equity interest	100.00%